LONG TERM DEBT - Long-term Debt (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2021 USD ($)
Japan | EDAP Technomed Co Ltd. [Member] | Loan One [Member]
Debt Instrument, Face Amount | ¥		¥ 80,000,000	¥ 80,000,000
Maturity		Aug. 02, 2026	Aug. 02, 2026
Interest rate		1.98%	1.98%		1.98%	1.98%	1.98%	1.98%
Frequency of principal payments		Monthly installment	Monthly installment
Japan | EDAP Technomed Co Ltd. [Member] | Loan Two [Member]
Debt Instrument, Face Amount | ¥		¥ 50,000,000	¥ 50,000,000
Maturity		Apr. 02, 2025	Apr. 02, 2025
Interest rate		1.80%	1.80%		1.80%	1.80%	1.80%	1.80%
Frequency of principal payments		Monthly installment	Monthly installment
Germany | EDAP TMS GMBH [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member] | Loan One [Member]
Debt Instrument, Face Amount					€ 400,000	€ 400,000
Maturity		Apr. 30, 2023	Apr. 30, 2023
Interest rate		2.40%	2.40%		2.40%	2.40%	2.40%	2.40%
Frequency of principal payments		Monthly installment	Monthly installment
France | Loan pledged against countervalue in dollars I [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member]
Debt					€ 1,066,081
France | Loan pledged against countervalue in dollars I [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member] | Maximum
Debt Instrument, Face Amount					1,530,000
France | EDAP TMS France [Member] | COVID-related loan guaranteed by the French government I [Member]
Debt Instrument, Face Amount	€ 2,000,000			€ 2,000,000
Maturity	Jul. 30, 2026
Interest rate	0.73%			0.73%
Frequency of principal payments	Monthly installment
Debt Instrument, Term at Initiation				1 year
Debt Instrument, Term after Extension				6 years
France | EDAP TMS France [Member] | COVID-related loan guaranteed by the French government II [Member]
Debt Instrument, Face Amount	€ 2,000,000			€ 2,000,000
Maturity				Aug. 04, 2026
Interest rate	0.73%			0.73%
Frequency of principal payments				Monthly installment
Debt Instrument, Term at Initiation				1 year
Debt Instrument, Term after Extension				6 years
France | EDAP TMS France [Member] | COVID-related loan guaranteed by the French government III [Member]
Debt Instrument, Face Amount	€ 2,000,000			€ 2,000,000
Maturity				Jul. 30, 2026
Interest rate	0.73%			0.73%
Frequency of principal payments				Monthly installment
Debt Instrument, Term after Extension				6 years
Debt Instrument, Term				1 year
France | EDAP TMS France [Member] | COVID-related loan guaranteed by the French government IV [Member]
Debt Instrument, Face Amount	€ 2,000,000			€ 2,000,000
Maturity				Aug. 04, 2026
Interest rate	0.73%			0.73%
Frequency of principal payments				Monthly installment
Debt Instrument, Term				1 year
France | EDAP TMS France [Member] | Loan related to acquisition of computer servers [Member]
Debt Instrument, Face Amount	€ 72,222			€ 72,222
Maturity				Jul. 05, 2024
Interest rate	0.45%			0.45%
Frequency of principal payments				Monthly installment
France | EDAP TMS France [Member] | Loan related to ERP SAP project [Member]
Debt Instrument, Face Amount						€ 780,457
Maturity			Apr. 01, 2025
Interest rate			0.99%			0.99%	0.99%	0.99%
Frequency of principal payments			Monthly installment
France | EDAP TMS France [Member] | Loan pledged against countervalue in dollars I [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member] | Loan One [Member]
Debt Instrument, Face Amount					€ 1,066,081
Maturity		Jul. 01, 2025
Interest rate		0.99%			0.99%
Frequency of principal payments		Monthly installment
France | EDAP TMS France [Member] | Loan pledged against countervalue in dollars II [Member] | Maximum
Debt Instrument, Face Amount						€ 1,530,000
France | EDAP TMS France [Member] | Loan pledged against countervalue in dollars II [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member]
Debt						€ 780,457
Malaysia | EDAP Technomed Sdn Bdh [Member]
Debt Instrument, Face Amount | RM							RM 90,000
Maturity			Jul. 31, 2022
Interest rate			4.64%			4.64%	4.64%	4.64%
Frequency of principal payments			Monthly installment
USA | EDAP Technomed Co Ltd. [Member]
Debt Instrument, Face Amount | $								$ 221,217
Maturity			May 14, 2022
Interest rate			1.00%			1.00%	1.00%	1.00%
Frequency of principal payments			Monthly installment